RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits pursuant to the financial statements	$ 671,787,598	$ 602,476,698
Less: Amounts deemed distributed for tax purposes	(1,754,752)	(1,438,970)
Net assets available for benefits pursuant to Form 5500	$ 670,032,846	$ 601,037,728